BT INSURANCE FUNDS TRUST
SMALL CAP FUND
INTERNATIONAL EQUITY FUND


Supplement to Statement of Additional Information dated September
20, 1996

Distributor.  First Data Distributors, Inc., 4400 Computer Drive,
Westborough, Massachusetts 01581, serves as the Fund's distributor. First Data Distributors, Inc. was formerly known as "440 Distributors, Inc.."



Dated:  March 6, 1997